BASIS OF CONSOLIDATION AND INVESTMENTS	12 Months Ended
Dec. 31, 2023
Basis Of Consolidation And Investments
BASIS OF CONSOLIDATION AND INVESTMENTS

10.	BASIS OF CONSOLIDATION AND INVESTMENTS

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2023 and 2022 include the following direct and indirect subsidiaries and joint ventures, associates, joint ventures, as well as the exclusive funds, as follows:

	Equity interests (%)
Companies	12/31/2023	12/31/2022	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and Financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.89	99.89	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	79.75	79.75	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development projects
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos S.A. (**)		99.99	Manufacturing and sale of cement
CSN Cimentos Brasil S.A.	99.99	99.99	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.90	99.99	Equity interests
CSN Participações I	99.90	99.99	Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.10	0.01	Commercial intermediation for the purchase and sale of assets and materials in general
CSN Participações III	99.90	99.99	Equity interests
CSN Participações IV	99.90	99.99	Equity interests
CSN Participações V	99.90	99.99	Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	99.99	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.88	99.88	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.87	99.87	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.87	99.87	Production and sale of cans and related activities
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	79.75	79.75	Financial transactions, product sales and Equity interests
CSN Mining GmbH	79.75	79.75	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	79.75	79.75	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.	79.75	79.75	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.98	99.98	Manufacturing and sale of cement
Santa Ana Energética S.A.	99.98	99.99	Electric power generation
Topázio Energética S.A.	99.98	99.99	Electric power generation
Brasil Central Energia Ltda.	99.98	99.99	Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.90	99.99	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgráfica Iguaçu S.A	99.89	99.89	Metal packaging manufacturing
Companhia Energética Chapecó	79.75	79.75	Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G (1)	98.98	98.96	Electric power generation
Ventos de Vera Cruz S.A.	98.97	98.95	Electric power generation
Ventos de Curupira S.A	98.97	98.95	Electric power generation
Ventos de Povo Novo S.A.	98.97	98.95	Electric power generation
MAZET - Maschinenbau Zerspanungstechnik GmbH (2)	100.00		Production and sale of long steel and related activities
CSN Mining Internacional GmbH (3)	100.00		Commercial and representation of products

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power consortium
Consórcio Itaúba(2)	36.60	36.60	Electric power generation
Consórcio Passo Real (2)	46.97		Electric power generation

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A.	48.03	48.03	Railroad logistics
Equimac S.A	50.00	50.00	Rental of commercial and industrial machinery and equipment
Consórcio Itaúba(2)	63.40	63.40	Electric power generation
Consórcio Passo Real (2)	53.03		Electric power generation

Indirect interest in joint ventures: equity method
MRS Logística S.A.	14.86	14.86	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests

Indirect interest in affiliates: equity method
Ventos da Lagoa Energia S.A. (3)		10.00	Electric power generation
Jaguari Energética S.A.	10.39	10.39	Electric power generation
Chapecoense Geração S.A.	8.91	8.91	Electric power generation
Parques Eólicos Palmares S.A. (3)		10.00	Electric power generation
Ventos do Litoral Energia S.A. (3)		10.00	Electric power generation
Ventos dos índios Energia S.A. (3)		10.00	Electric power generation
Companhia Energética Rio das Antas - Ceran	29.69	29.69	Electric power generation
Ventos do Sul Energia S.A.	9.90	10.00	Electric power generation
Foz Chapecó Energia S.A.	8.91	8.91	Electric power generation

Exclusive funds: full consolidation
Diplic II - Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund
(*)	Dormant companies.
(**)	Company incorporated see note 10.b.
(1)	On November 24, 2023, Companhia Florestal do Brasil ("CFB") carried out the settlement of the Public Acquisition Offer ("OPA") procedure for shares issued by Companhia Estadual de Geração de Energia Elétrica - CEEE-G (“CEEE-G”), obtaining, at the end of the procedure, the acquisition of 1,609 (one thousand, six hundred and nine) shares of CEEE-G, thus increasing its participation percentage from 98.96% to 98.98% of the Company's share capital.
(2)	On June 1, 2023, MAZET - Maschinenbau Zerspanungstechnik GmbH was acquired by the indirect subsidiary Stalhwerk Thüringen GmbH.
(3)	On November 21, 2023, the company CSN Mining Internacional GmbH was incorporated by the Company's indirect subsidiary, CSN Mining Holding GmbH.
(4)	On December 26, 2022, the Itaúba Consortium was created, with Companhia Siderúrgica Nacional S.A. as consortium members, with a 63.4% share, and CSN Cimentos Brasil S.A., with a 36.6% share. Additionally, on January 17, 2023, the Passo Real Consortium was formed, with the companies Companhia Siderúrgica Nacional S.A., Elizabeth Cimentos S.A., CSN Mineração S.A. and Minérios Nacional S.A. as consortium members, with shares of 46.97%, 28.18%, 23.29% and 1.56%, respectively.
(5)	CEEE-G sold its shareholding in the affiliates Ventos Lagoa Energia S.A., Parques Eólicos Palmares S.A., Ventos do Litoral Energia S.A. and Ventos dos Índios Energia S.A.

10.a)	Changes in investments in joint ventures, joint operations, associates and other investments

The positions presented as of December 31, 2023 and 2022 and the changes refer to the interest held by CSN in these companies:

							Consolidated
Companies	Final balance on 12/31/2022	Capital increase	Dividends	Equity Income (2)	Comprehensive income	Others	Final balance on 12/31/2023

Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica (1)	2,054,898		(106,747)	449,462	175	(16,181)	2,381,607
Fair Value MRS	480,622						480,622
Fair Value MRS amortization	(82,225)			(11,746)			(93,971)
Transnordestina Logística S.A.	1,184,514			(23,568)			1,160,946
Fair Value -Transnordestina	659,106						659,106
Arvedi Metalfer do Brasil (affiliate)	25,782	11,037		(1,332)			35,487
Equimac S.A	18,482			5,311			23,793
Indirect interest in affiliates - CEEE-G (2)	216,307		(56,776)	50,757		(44,397)	165,891
Fair Value indirect participation CEEE-G (3)	359,024			(39,315)			319,709
Fair Value amortization indirect participation CEEE-G	(25,889)			1,993			(23,896)
	4,890,621	11,037	(163,523)	431,562	175	(60,578)	5,109,294

Equity interests evaluated by the cost method (4)	41,093	9,000					50,093
Investments at fair value through profit or loss (note 14)	94,700					(15,963)	78,737
Other	33,588					(34,535)	(947)
	169,381	9,000				(50,498)	127,883

Total shareholdings	5,060,002	20,037	(163,523)	431,562	175	(111,076)	5,237,177

Classification of investments in the balance sheet
Equity interests	5,060,002						5,237,177
Investment Property	159,080						205,954
Total investments in the asset	5,219,082						5,443,131
(1)	The balance in others refers to the sale of treasury shares as approved at the Ordinary General Meeting on April 27, 2023.

(2)	Mainly refers to the sale by CEEE-G in the first quarter of its shareholding in the affiliates Ventos Lagoa Energia S.A., Parques Eólicos Palmares S.A., Ventos do Litoral Energia S.A. and Ventos dos Índios Energia S.A., consequently, there was a write-off of these investments in the amount of (R$43,567), the effect of the operation was classified in the group of other operating expenses and income.

(3)	As of December 31, 2023, the balance of R$ 359,024 refers to the Fair Value generated in the acquisition of CEEE-G, with the disposals mentioned in the item above, the Fair Value was written off in the amount of (R$39,315) referring to the companies' surplus value sold, the effect of the write-off was classified in the equity equivalence group;

(4)	These are strategic investments in startups made by the subsidiary CSN Inova Ventures, which are valued using the cost method, in the following companies: Alinea Health Holdings Ltda. I.Systems Aut. Ind., 2D Materials, H2Pro Ltda, 1S1 Energy, Traive INC., OICO Holdings, Clarke Software and Global Dot Com the latter acquired on June 5, 2023.

The reconciliation of equity in earnings of companies with shared control classified as joint ventures and associates and the amount presented in the income statement is presented below and results from the elimination of the results of CSN's transactions with these companies:

		Consolidated
	12/31/2023	12/31/2022

Equity in results of affiliated companies
MRS Logística S.A.	449,462	325,800
Transnordestina	(23,568)	(29,307)
Arvedi Metalfer do Brasil	(1,332)	4,702
Equimac S.A	5,311	3,936
Indirect interest in affiliates - CEEE-G	50,757
Fair Value Amortization	(49,068)	(37,633)
	431,562	267,498
Other adjustments
Cost of sales	(110,734)	(80,006)
To taxes	30,421	27,202
Others	(118)	23,223
Equity in results	351,131	237,917

(1)	The operating margin of intercompany operations with group companies classified as joint ventures, which are not consolidated, are reclassified in the Income Statement of the Investment group to the cost and income tax and social contribution group.

10.b)	Additional information on operational subsidiaries based in Brazil and abroad

•      CSN CIMENTOS S.A. (“CSN CIMENTOS”)

The cement operations in the Group began in May 2009 with a crushing unit in Volta Redonda/RJ, driven by the synergy between that activity and the generation of slag produced in our blast furnaces in the Presidente Vargas steel plant (“UPV”), a material used as raw material in the production of cement.

In 2011, our production of clinker was initiated after the installation of a furnace in Arcos/MG, using calcitic limestone extracted in the Bocaina mine, existing in the same location that also supplies steel limestone to UPV. The clinker produced is primarily loaded by rail to our cement plant in Volta Redonda/RJ.

In 2015, the unit in Arcos/MG started its production of cement with the installation of two vertical crushers. In 2016 a second production line of clinker was assembled, reaching full independence for clinker in the production of cement.

The production in Arcos is primarily of cement type CP-II, basically composed of clinker, slag, limestone and plaster, and the composition of those materials varies depending on the intended final product. Also, in Arcos, there is extraction of limestone and dolomite destined to UPV.

On August 31, 2023, the reverse merger of CSN Cimentos into CSN Cimentos Brasil was approved and consequently the transfer of all assets, properties, rights and obligations. The Valuation Report of CSN Cimentos net equity was prepared based on the June 30, 2023 balance sheet.

As a result of the merger, the net equity of CSN Cimentos Brasil was increased by R$2,383,275,916.52 (two billion, three hundred and eighty-three million, two hundred and seventy-five thousand, nine hundred and sixteen reais and fifty-two centavos), with R$2,300,489,487.22 (two billion, three hundred million, four hundred and eighty-nine thousand, four hundred and eighty-seven reais and twenty-two centavos) allocated to the share capital and R$82,786,429.30 (eighty-two million, seven hundred and eighty-six thousand, four hundred and twenty-nine reais and thirty cents) to the capital reserve account.

(R$'000)	Net equity as of June 30, 2023
Cash and cash equivalents	111,937
Trade receivables	95,506
Inventories	245,701
Other assets	229,560
Corporate investments	1,198,743
Property, plant and equipment	3,573,944
Intangíible assets	889,979
Investment properties	631
Total Assets	6,346,001
Trade payables	375,049
Borrowings and financing	2,678,625
Salaries and social charges	15,432
Taxes payable	42,383
Lease liabilities	15,392
Tax, social security, labor and civil	11,489
Provisions for environmental liabilities and asset decommissioning	83,076
Other payables	741,279
Total Liabilities	3,962,725

Net assets	2,383,276

•      ELIZABETH CIMENTOS S.A. (“Elizabeth Cimentos”)

On August 31, 2021, the acquisition of control of Elizabeth Cimentos and Elizabeth Mineração, through its subsidiary CSN Cimentos, was concluded.

Elizabeth Cimentos is a corporation located in Paraíba which manufactures and sells Portland cement and clinker. Its products are marketed in all states of the North and Northeast regions.

•      SEPETIBA TECON S.A. (“Tecon”)

It aims to explore Container Terminal at the Port of Itaguaí, located in Itaguaí, in the State of Rio de Janeiro. The terminal is connected to the UPV by the Southeast railroad network, which is granted to MRS Logística S.A. The services provided are handling operations and storage of containers, steel products and cargo in general, among other products and services for washing, maintenance and hygiene of containers.

Tecon won a bidding procedure and entered into the lease agreement on October 23, 1998, starting operations in 2001, for operation of the port terminal for a period of 25 years, extendable for an equal period. In 2022, this deadline was extended for additional 25 years.

Upon termination of the lease, all rights and benefits transferred to Tecon will return to the Federal Government, together with the assets owned by Tecon and those resulting from investments made by it in leased assets, declared reversible by the Federal Government as they are necessary for the continuity of the provision of the service granted. The assets declared reversible will be indemnified by the Federal Government at the residual value of their cost, determined by Tecon’s accounting records after deducting depreciation.

•      ESTANHO DE RONDÔNIA S.A. (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, one in the city of Itapuã do Oeste/RO and the other in Ariquemes/RO. Mining is located in Itapuã do Oeste, where cassiterite (tin ore) is extracted, and in Ariquemes, the foundry where metallic tin is obtained, which is the raw material used at UPV for the manufacture of metal sheets.

•      COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in two segments: metal steel packaging and flat steel processing and distribution.

Packaging

In the metal steel packaging segment, Prada produces the best and safest cans, buckets, and aerosols. It serves the chemical and food segments, providing packaging and lithography services to the main companies in the market.

Distribution

Prada also operates in the flat steel processing and distribution area, with a diversified product line. Supplies coils, rolls, plates, stripes, blanks, metal sheets, profiles, tubes, and tiles, among other products, for the most different segments of the industry - from automotive to civil construction. It is also specialized in providing steel processing services, meeting the demand from companies all over the country.

•      METALGRÁFICA IGUAÇU S.A. (“Metalgráfica”)

Founded in 1951, Metalgráfica has units in Ponta Grossa (PR) and Goiânia (GO), and produces steel cans for the national and international market of metal food packaging. The operation is a strategic step towards expanding the production capacity of CSN's packaging division. The technology used by Metalgráfica is more modern than that used by CSN, improving the competitiveness of the business and strengthening the national chain, especially in relation to substitute packaging.

•      CSN ENERGIA S.A. (“Energia”)

Its main objective is to sell electric energy to supply the operational needs of its The Company and its respective subsidiaries. If there is a surplus of the acquired energy, it is sold to the market through the CCEE ("Electric Energy Trading Chamber"). The company's head office is located in Rio de Janeiro.

•      FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA S.A. (“FTL”)

Company created for the purpose of incorporating the spun-off portion of Transnordestina Logística S.A. It operates public cargo transportation services in the northeast of Brazil, in the stretches between the cities of São Luís and Altos, Altos and Fortaleza, Fortaleza and Sousa, Sousa and Recife/Jorge Lins, Recife/Jorge Lins and Salgueiro, Jorge Lins and Propriá, Paula Cavalcante and Cabedelo (Branch of Cabedelo) and Itabaiana and Macau (Branch of Macau) (“Malha I”).

On March 23, 2021, CSN subscribed FTL shares through the capitalization of credits arising from Advances for Future Capital Increase (AFAC) in the amount of R$10,860, increasing its interest in FTL’s capital from 92.38% to 92.71%. As a result of the operations described above, which caused a change in shareholder participation, the Company recorded a loss in the amount of R$29, recorded in shareholders’ equity under “Other comprehensive income”. There was no change in the corporate structure in 2023.

•      CSN MINERAÇÃO S.A. (“CSN Mineração”)

Headquartered in Congonhas, in the State of Minas Gerais, CSN Mineração S.A. has as its main objective the production, purchase and sale of iron ore, and has the commercialization of products in the foreign market as its focal point. As of November 30, 2015, CSN Mineração S.A. started to centralize CSN’s mining operations, including the establishments of the Casa de Pedra mine, the TECAR port and an 18.63% stake in MRS. CSN's stake in this subsidiary on December 31, 2023 and 2022 was of 79.75%.

• MINÉRIOS NACIONAL S.A. (“Minérios Nacional”)

Headquartered in Congonhas, in the State of Minas Gerais, Minérios Nacional has as main objective the production and sale of iron ore. The subsidiary concentrates the mining rights assets related to the Fernandinho, Cayman and Pedras Pretas mines, all in Minas Gerais transferred to Minérios Nacional S.A. in the business combination operation that took place in 2015.

•      CBSI - COMPANHIA BRASILEIRA DE SERVIÇOS DE INFRAESTRUTURA (“CBSI”)

Located in the city of Araucária, PR, the main purpose of CBSI is to render services to subsidiaries, associates, controlling companies and third-party entities related to the recovery and maintenance of industrial machinery and equipment, civil maintenance, industrial cleaning, preparation product logistics, among others.

•      COMPANHIA FLORESTAL DO BRASIL (“CFB”)

Companhia Florestal do Brasil, a legal entity governed by private law, was incorporated on May 24, 2013. It is organized as a closely-held corporation and the company's head office is located in São Paulo.

• STAHLWERK THÜRINGEN GMBH (“SWT”)

The SWT was formed from the defunct Maxhütte steel industrial complex in Unterwellenborn, Germany. SWT produces used steel profiles for civil construction in accordance with international quality standards. It main raw material is steel scrap, and its installed production capacity is 1.1 million tons of steel per year. SWT is an indirect subsidiary of CSN Steel S.L.U., a wholly owned subsidiary of CSN.

• COMPANHIA SIDERÚRGICA NACIONAL – LLC (“CSN LLC”)

Companhia Siderúrgica Nacional, LLC, a wholly owned subsidiary of CSN Steel S.L.U. which, in turn, is a wholly owned subsidiary of CSN, is an importer and marketer of steel products and maintains its activities in the United States.

• LUSOSIDER AÇOS PLANOS, S.A. (“Lusosider”)

Incorporated in 1996, as a continuation of Siderúrgica Nacional - a company privatized by the Portuguese government that year, Lusosider is the only Portuguese industry in the steel sector to produce cold-rolled flat steel, with an anti-corrosion coating. Lusosider has an installed capacity of approximately 550 thousand tons/year to produce four large groups of steel products: galvanized sheet, cold-rolled sheet, pickled sheet, and oil-coated sheet. The products manufactured by Lusosider may be used in the packaging industry, civil construction (tubes and metallic structures) and in components for home appliances.

•      COMPANHIA ESTADUAL DE GERAÇÃO DE ENERGIA ELÉTRICA – CEEE-G.

On October 21, 2022, Companhia Florestal Brasileira acquired a 66.23% stake in Companhia Estadual de Geração de Energia Elétrica – CEEE-G, which belonged to the State of Rio Grande do Sul, later it also acquired on December 15, 2022 the 32.73% stake in CEEE-G which belonged to Centrais Elétricas Brasileiras S.A. - Eletrobras.

Headquartered in Porto Alegre, State of Rio Grande do Sul. CEEE-G's main purpose is to carry out studies, projects, construction and operation of power plants, as well as entering into company acts resulting from these activities, such as the sale of electricity. CEEE-G exercises share control of Special Purpose Entities (SPEs) Ventos de Curupira S.A., Ventos de Povo Novo S.A. and Ventos de Vera Cruz S.A., incorporated in February 2014 and members of the consortium responsible for building the Povo Novo Wind Complex. CEEE-G's stake as of December 31, 2023 is 99.99%.

•      COMPANHIA ENERGÉTICA CHAPECÓ – CEC

Companhia Energética Chapecó, headquartered in the city of São Paulo, is an independent electricity production concessionaire whose main activity is to take advantage of the electric energy potential located on the Chapecó River, through a hydroelectric power plant, among the municipalities of Ipuaçu and São Domingos, in the state of Santa Catarina, called Quebra-Queixo Generator Center. On December 11, 2000, Companhia Energética Chapecó signed the Concession Agreement for the Use of Public Assets for the generation of electricity 94/2000 with the Brazilian Electricity Regulatory Agency – ANEEL. The concession has a term of 35 years from the date of signature of the concession contract by the granting authority, which may be extended under the conditions established by ANEEL, and provided that the exploration of the hydroelectric use is in accordance with the conditions of the concession contract and in the legislation of the sector.

•      CSN CIMENTOS BRASIL S.A. (“CSN Cimentos Brasil”)

On September 6, 2022, CSN and LafargeHolcim (Brasil) S.A. ("LafargeHolcim") is a corporation, domiciled in Brazil, with its headquarters located at Estrada Aterrado do Leme, Santa Cruz, Rio de Janeiro - RJ, with industrial plants, warehouses and branches in a large part of the national territory. Its main activities are: production, industry and general trade of cement, lime, mortar, minerals and metals in general and complementary products for civil construction, in natura. The stake as of December 31, 2023 is 99.99%.

10.c)	Main events occurred in the subsidiaries

IPO of CSN MINERAÇÃO

(a) Initial Public Offering (IPO)

On February 17, 2021, the subsidiary CSN Mineração concluded its initial public offering at B3 - Brasil, Bolsa, Balcão. The final prospectus of the public offering consisted of: (i) primary distribution of 161,189,078 shares (“Primary Offering”); and (ii) secondary distribution of 422,961,066 shares, being initially 372,749,743 shares (“Secondary Offering”), increased by 50,211,323 supplementary shares held by CSN (“Supplementary Shares”). The price per share was fixed at R$8.50 after the collection of intention of investments from institutional buyers in Brazil and abroad.

The Company’s interest in the subsidiary CSN Mineração changed from 78.24% in December 2021 to 79.75% in December 2022.

(i)	Primary Distribution of Shares

Upon the primary distribution, CSN Mineração issued 161,189,078 shares (“Primary Offering”) and capitalized the total amount of R$1,370,107 (R$1,347,862 net of transaction costs).

The issuance of 161,189,078 shares diluted the Company’s interest in the capital of CSN Mineração and, accordingly, the Company recognized in other comprehensive income a gain from the change of ownership percentage.

The impact of the transaction is presented below:

Gain on participation in the capital increase	1,060,530
Loss due to dilution of participation with issue of new shares	(231,044)
Equity adjustment by dilution of share percentage	(7,393)
Net gain from the transaction	822,093

(i)	Secondary Distribution of Shares

Upon the secondary distribution of shares, Companhia Siderúrgica Nacional sold 327,593,584 common shares of CSN Mineração and, additionally, in March 2021 sold supplementary 50,211,323 common shares, totaling 377,804,907 or 9.3% of shares previously held, in the total amount of R$3,211,342 (R$3,164,612 net of transaction costs). The gain for the sale was recognized as Other Operating Income.

The main impacts of the transaction are presented below:

Equity in the transaction	9,947,525
Number of share before initial public offering	5,430,057,060
Cost per share	R$ 1.83

Number of shares sold by CSN	377,804,907
Price per share	R$ 8.50

(+) Net cash generated in the transaction	3,211,342
(-) Transaction cost	(46,730)
(=) net cash reveivable (a)	3,164,612
(-) Cost of shares (b)	(692,115)
(=) Net gain from the transaction (a)+(b)	2,472,497

- Shares repurchase program of subsidiary CSN Mineração

On March 24, 2021, November 3, 2021, and May 18, 2022, the Board of Directors of CSN Mineração approved the Share Repurchase Plans, to remain in treasury and subsequent disposal or cancellation, pursuant to CVM Instruction 567/2015, described below.

On May 18, 2022, the cancellation of 105,907,300 nominative common shares without a nominal value, repurchased and held in treasury, was approved at a Board of Directors' Meeting. On December 31, 2023 the subsidiary CSN Mineração had no treasury shares.

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Treasury balance
1º	03/24/2021	58,415,015	from 3/25/2021 to 9/24/2021	R$6.1451	R$5.5825 and R$6.7176	52,940,500		52,940,500
2º	11/03/2021	53,000,000	from 11/04/2021 to 9/24/2022	R$6.1644	R$5.0392 and R$6.1208	52,466,800		105,907,300
	05/18/2022			Not applicable	Not applicable		105,907,300
3º	05/18/2022	106,000,000	from 05/19/2022 to 5/18/2023
						105,407,300	105,907,300

- Drop down - Cement

The cement activities had been carried out as a business unit of CSN and, recently, the Company chose to segregate these activities to its subsidiary CSN Cimentos. This segregation was approved at an Extraordinary General Meeting of CSN Cimentos, held on January 31, 2021, which, among other matters, approved a capital increase in CSN Cimentos in the amount of R$2,956,094, with the issuance of 2,956,094,491 new common shares, which were fully subscribed and paid in on the same date by the Company, upon assignment of the net assets, liabilities, goods, rights and obligations related to CSN's cement segment, as described in detail in the Appraisal Report, also approved at the aforementioned meeting.

Find below the breakdown of the net assets contributed:

	12/31/2020	01/31/2021
Assets	Appraisal reports	Close balance
Trade receivables	37,171	54,684
Inventories	134,309	164,460
Other assets	29,186	30,228
Property, plant and equipment	3,151,349	3,129,161
Intangíible assets	8,086	8,086
Liabilities
Trade payables	(253,186)	(278,538)
Other payables current	(42,074)	(34,301)
Lease liabilities	(42,257)	(24,430)
Other provisions	(66,490)	(64,125)
Net assets	2,956,094	2,985,225

Sale of shares – Consórcio Machadinho

The Consórcio Machadinho is responsible for the exploration of HPP Machadinho, located on the Uruguay River, on the border of the states of Santa Catarina and Rio Grande do Sul, with an installed capacity of 1,140 MW and a physical guarantee of 519.8 average MW. CEEE-G's share in the Consortium was 5.53%, which implied the same percentage of costs and charges for the project under its responsibility.

As provided for in item 5.54 of the Privatization Notice of Auction Notice No. 01/2022 and under the terms of the contract establishing the Consórcio Machadinho, the other consortium members exercised their right of preference to acquire the entire stake in CEEE-G. The sale of CEEE-G's stake in Consórcio Machadinho occurred after the parties agreed to all the terms and conditions of the definitive transaction documents and the usual conditions for closing.

Under the terms and conditions of the agreed contract, the completion of the transaction was subject to compliance with the Precedent Condition, with the closure subject to the parties obtaining prior approval from the National Electric Energy Agency – ANEEL to carry out the Transaction, the which was granted in August 2023. The Closing of the transaction was carried out on 09/29/2023, for the amount of R$ 114,763,385.98 (one hundred and fourteen million, seven hundred and sixty-three thousand, three hundred and eighty-five reais and ninety-eight cents).

10.d)	Joint ventures and joint operations financial information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

				12/31/2023				12/31/2022
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	3,388,052	786,007	13,953	93,712	867,937	1,164	8,983	46,946
Advances to suppliers	101,318	6,161	77	409	29,500	21,036	1,384	1,273
Other current assets	1,390,540	67,758	16,747	30,517	1,351,335	78,777	11,648	30,735
Total current assets	4,879,910	859,926	30,777	124,638	2,248,772	100,977	22,015	78,954
Non-current Assets
Other non-current assets	679,749	97,560	599	18,054	887,987	255,367	1,643	19,007
Investments, PP&E and intangible assets	12,774,225	12,062,189	48,570	296,818	11,541,779	11,029,525	41,709	325,911
Total non-current assets	13,453,974	12,159,749	49,169	314,872	12,429,766	11,284,892	43,352	344,918
Total Assets	18,333,884	13,019,675	79,946	439,510	14,678,538	11,385,869	65,367	423,872

Current Liabilities
Borrowings and financing	993,367	167,201	8,552		735,231	142,073	5,497
Lease liabilities	565,002		684		472,129		701
Other current liabilities	2,111,251	80,851	8,310	21,222	1,682,928	150,268	5,777	14,326
Total current liabilities	3,669,620	248,052	17,546	21,222	2,890,288	292,341	11,975	14,326
Non-current Liabilities
Borrowings and financing	5,879,207	8,481,707	12,734		3,604,793	7,142,895	14,446
Lease liabilities	1,665,072		253		1,928,931		630
Other non-current liabilities	729,736	1,873,232	1,827	22,140	740,892	1,484,884	1,353	18,914
Total non-current liabilities	8,274,015	10,354,939	14,814	22,140	6,274,616	8,627,779	16,429	18,914
Shareholders’ equity	6,390,249	2,416,684	47,586	396,148	5,513,634	2,465,749	36,963	390,632
Total liabilities and shareholders’ equity	18,333,884	13,019,675	79,946	439,510	14,678,538	11,385,869	65,367	423,872

			01/01/2023 to 12/31/2023				01/01/2022 to 12/31/2022
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	6,445,618	570	52,453	191,430	5,592,118	375	41,307	188,024
Cost of sales and services	(3,444,706)		(29,333)	(99,756)	(3,477,896)		(24,977)	(100,454)
Gross profit	3,000,912	570	23,120	91,674	2,114,222	375	16,330	87,570
Operating (expenses) income	(485,694)	(38,885)	(4,640)	(83,139)	(243,399)	(40,685)	(3,769)	(77,742)
Financial income (expenses), net	(722,407)	(10,745)	(2,763)	5,849	(641,862)	(21,551)	(3,211)	2,545
Profit/(Loss) before IR/CSLL	1,792,811	(49,060)	15,717	14,384	1,228,961	(61,861)	9,350	12,373
Current and deferred IR/CSLL	(586,831)		(3,388)	(4,673)	(354,786)		(1,479)	(4,408)
Profit / (loss) for the year	1,205,980	(49,060)	12,329	9,711	874,175	(61,861)	7,871	7,965

•      ITÁ ENERGÉTICA S.A. - (“ITASA”)

ITASA is a corporation established in July 1996 that was engaged to operate under a concession, the Itá Hydropower Plant (“HPP Itá”), with 1,450 MW of installed power, located on the Uruguay River, on the Santa Catarina and Rio Grande do Sul state border. The HPP Itá concession is shared with ENGIE Brasil Energia S.A., with CSN holding 48.75%.

•      MRS LOGÍSTICA S.A. (“MRS”)

Located in the city of Rio de Janeiro-RJ, the company aims to exploit, for an onerous concession, the public service of railway cargo transportation in the areas of the Southeast Network, located on the Rio de Janeiro, São Paulo, and Minas Gerais axis, previously held by the extinct Rede Ferroviária Federal S.A. - RFFSA. The concession has a term of 30 years from December 1, 1996, extendable for an equal period by exclusive decision of the grantor. In July 2022, the granting authority approved the extension of the concession for additional 30 years from December 1, 2026.

MRS can also explore modal transport services related to rail transport and participate in projects aimed at expanding the rail services granted.

For the provision of services, MRS leased from RFFSA, for the same period of the concession, the assets necessary for the operation and maintenance of the rail freight transport activities. At the end of the concession, all leased assets will be transferred to the possession of the railway transport operator designated in that same act.

The Company directly holds an 18.64% interest in the total capital of MRS and indirectly, through its subsidiary CSN Mineração S.A., a 14.86% interest in the capital of MRS, totaling a 37.27% interest.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

The Igarapava Hydropower Plant is located on the Grande River, in the city of Conquista, MG, and has installed capacity of 210 MW. It consists of 5 Bulb-type generating units.

CSN holds 17.92% of the investment in the consortium, whose specific purpose is the distribution of electricity, which is distributed according to the percentage of participation of each company.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE ITAÚBA

The Itaúba Hydroelectric Plant is located on the Jacuí River, in the municipality of Pinhal Grande, state of Rio Grande do Sul, and is composed of four by 4 Generating Units, with an installed power of 500,400.00 KW. CSN has a direct interest of 36.60% and indirectly through its subsidiaries a further 63.40%, totaling of 100%.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE PASSO REAL

The Passo Real Hydroelectric Power Plant is located on the Jacuí River, in the municipality of Salto do Jacuí, state of Rio Grande do Sul, and is made up of four by 2 Generating Units, with an installed power of 158,000.00 KW. CSN has a direct stake of 46.97% and indirectly through its subsidiaries a further 53.03%, totaling a stake of 100%.

10.e)	TRANSNORDESTINA LOGÍSTICA S.A. (“TLSA”)

TLSA is primarily engaged in the public service operation and development of a railroad network in the Northeast of Brazil, comprising the rail links Velha-Salgueiro, Salgueiro-Trindade, Trindade-Eliseu Martins, Salgueiro- Porto de Suape, and Missão Velha-Porto de Pecém (“Malha II”). On December 23, 2022, after extensive negotiations involving ANTT, TCU and the then Ministry of Infrastructure, the first amendment to the Concession Agreement was signed, which redefined the scope and deadlines for completion of the TLSA sections, notably to provide for the return of the section Salgueiro-Porto de Suape, which results in a project with the current 1,206 km of rail network and completion deadline up to December 2029.

Management relies on resources from its shareholders and third parties to complete the work, which is expected to be available, based on previously conducted agreements and recent discussions between the parties involved. After evaluating this matter, Management concluded that the use of the project’s business continuity accounting basis in the preparation of the financial statements was considered appropriate.

Measurement of recoverable value:

Cash flow projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession
Discount rate	Range from 5.96% to 6.89% in real terms.

Additionally, CSN, as an investor, carried out is impairment test of its interest in TLSA through the ability to distribute dividends by TLSA, a methodology known as the Dividend Discount Model, or DDM, to remunerate the capital invested by its shareholders. For the performance of this test, some factors were taken into account, such as:

•	The dividend flow was extracted from TLSA’s nominal cash flow;
•	The dividend flow was calculated considering the percentages of annual participation, considering the dilutions of CSN’s participation resulting from the amortization of debts;
•	This dividend flow was then discounted to present value using the cost of equity (Ke) embedded in TLSA’s WACC rate; and
•	This extracted Ke was the one calculated in “rolling WACC” from TLSA.

Due to the sharing of investors’ risks and the fact that the asset being tested represents the cash-generating unit itself, which in turn equals the legal entity, the risk determined by CSN’s Management is the same as that applied by TLSA when evaluating the investment of its own assets, with no additional risk factor to the model.

Based on the analyses and interpretations of the paragraphs of IAS 28 - Investments in Associates and Joint Ventures and measurement through the impairment test of the investment made, expanding its profitability projections, bringing greater security with respect to its operating assets, thus leading to the Company's decision to reverse impairment of the TLSA’s Fair Value recorded in 2016, in the amount of R$387,989. Therefore, it was not necessary to recognize any additional impairment.

10.f)	Other investments

•      PANATLÂNTICA SA (“Panatlântica”)

Publicly-held corporation headquartered in Gravataí-RS, whose purpose is the industrialization, trade, import, export and processing of steel and metals, ferrous or non-ferrous, coated or not. This investment is classified at fair value through profit or loss.

The Company currently holds 11.31% on December 31, 2023 and 2022 of Panatlântica’s total share capital.

•      ARVEDI METALFER DO BRASIL SA (“Arvedi”)

Arvedi, headquartered in Salto, State of São Paulo, is engaged in pipe production. As of December 31, 2023 and 2022, CSN had a 20.00% interest in Arvedi’s share capital.

Accounting Policy

Equity method of accounting and consolidation

The equity method of accounting for subsidiaries, joint ventures and associates is applied. Other investments are held at fair value or cost.

Subsidiaries: They are entities in which the Company has significant influence over its financial and operating policies and/or potential exercisable or convertible voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated on the date on which control ceases.

Jointly controlled entities: are all entities in which the Company has jointly contractually controlled control with one or more parties and can be classified as follows:

Joint operations: are accounted for in the financial statements in order to represent the Company's contractual rights and obligations.

Joint ventures: are accounted for under the equity method and are not consolidated.

Associates: are all entities over which the Company has significant influence but not control, generally through a shareholding of 20% to 50% of the voting rights. Investments in associates are initially recognized at cost and subsequently measured using the equity method.

Exclusive funds

The exclusive funds are private investment funds in which CSN’s resources are allocated according to the Company’s intention. They are managed by BNY Mellon Serviços Financeiros DTVM S.A. and Caixa Econômica Federal (CEF).

Transactions between subsidiaries, associates, joint ventures and joint operations

Unrealized balances and gains on transactions with subsidiaries, jointly controlled entities and associates are eliminated proportionally to CSN’s interest in the entity in question in the consolidation process. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. The effects on the results of transactions with jointly controlled entities are also eliminated, where part of the equity in results of jointly controlled entities is reclassified to financial expenses, cost of products sold and income tax and social contribution.

The subsidiaries and jointly controlled entities have the same reporting date and accounting policies as those adopted by the Company.

Foreign currency transactions and balances

The transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement as financial result, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment.

Advances made in foreign currencies are recorded at the exchange rate of the date the entity makes the advance payments or receipts, recognizes (transaction date) as a non-monetary asset or non-monetary liability.

Impairment testing

Investments are reviewed for verification of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized at the amount by which the carrying amount of the asset exceeds its recoverable amount.

10.g)	Investment properties

The balance of investment properties is shown below:

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2021	101,542	60,639	162,181
Cost	101,542	87,977	189,519
Accumulated depreciation		(27,338)	(27,338)
Balance at December 31, 2021	101,542	60,639	162,181
Acquisitions
Depreciation (note 26)		(3,072)	(3,072)
Write-off	(29)		(29)
Balance at December 31, 2022	101,513	57,567	159,080
Cost	101,513	87,977	189,490
Accumulated depreciation		(30,410)	(30,410)
Balance at December 31, 2022	101,513	57,567	159,080
Acquisitions	48,000		48,000
Depreciation (note 26)		(3,048)	(3,048)
Transfer between groups - fixed assets and investment property	7,298		7,298
Write-off		(5,376)	(5,376)
Balance at December 31, 2023	156,811	49,143	205,954
Cost	156,811	82,737	239,548
Accumulated depreciation		(33,594)	(33,594)
Balance at December 31, 2023	156,811	49,143	205,954

The Company’s estimate of the fair value of investment properties was made for December 31, 2023. The fair value of investment property in the Company balance as of December 31, 2023 is R$2,235,614 (R$2,163,610 as of December 31, 2022).

The average estimated useful lives for the years are as follows (in years):

		Consolidated
	12/31/2023	12/31/2022
Buildings	28	27

Accounting Policy

The Company’s investment properties consist of land and buildings maintained to earn rental income and capital appreciation. The measurement method used is the acquisition or construction cost less accumulated depreciation and reduction to its recoverable value, when applicable. The accumulated depreciation of buildings is calculated using the straight-line method based on the estimated useful life of the properties subject to depreciation. Land is not depreciated since it has an indefinite useful life.